Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Cash dividends declared per share	$ 0.00	$ 0.54	$ 0.00	$ 0.54